Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of related party balances

Related party balances

Transaction nature	Name	As of December 31, 2023		As of June 30, 2024		As of June 30, 2024
		SGD		SGD		USD

Amount due from	Anthill Corp	3,495	[i]	3,495	[i]	2,649

Amount due to	Ms. Wong Wan Chew	240,000	ii	95,848	iv	70,726

Amount due to	Ms Wong Wan Pei	188,425	iii	104,181	iv	76,875

[i]	On June 22, 2023, the Company extended payment for Notarization services for Anthill Corp in view of operational urgency. This amount will be recovered by December 31, 2024 from Anthill Corp.

ii	On December 28, 2023, Ms. Wong Wan Chew made short-term advances to the Company S$240,000 for general working capital and general corporate purposes.

iii	On March 10 and September 12, 2023, Ms. Wong Wan Pei paid on behalf of the Company using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Company repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575. On November 30, 2023, Ms. Wong Wan Pei made short-term advances to the Company S$200,000 for general working capital and general corporate purposes.

iv	As of June 30, 2024, an amount of S$85,848 each in salaries of Ms. Wong Wan Chew and Ms. Wong Wan Pei were postponed and used for the Company’s working capital purposes without interest as agreed with the two directors. The Company also has an outstanding balance of S$10,000 and S$18,333 to Ms. Wong Wan Chew and Ms. Wong Wan Pei respectively for installment payments for PropertyGuru advertisement packages.

Schedule of related party transactions

Related party transactions

Transaction nature	Name	June 30, 2023		June 30, 2024		June 30, 2024
		SGD		SGD		USD
Brokerage services provided to	Ms. Rhonda Wong	288	(1)	2,100	(1)	1,550
Brokerage services provided to	Mr. David Loh	11,000	(2)	-		-
Emerging and other services to	Mr. David Loh	511,040	(3)	-		-
Emerging and other services to	Ms. Rhonda Wong	-		250	(4)	184
Emerging and other services to	Ms. Race Wong	-		4,770	(5)	3,520

(1)	Ms. Rhonda Wong engaged the Company to handle curtain cleaning services in the six months ended June 30, 2023, and Ms. Rhonda Wong paid the service fee of S$288. In the six months ended June 30, 2024, Ms. Rhonda Wong paid the rental commission to the Company, being S$2,100 (US$1,550) for engaging the Company to look for a tenant.

(2)	Mr. David Loh engaged the Company to look for a tenant for a property and was completed during the six months ended June 30, 2023. Mr. David Loh paid a service fee of S$11,000 to the Company.

(3)	On February 25, 2022, the Company entered into a services agreement with subsequent various orders with Mr. Loh. During the year ended December 31, 2023, revenue recognized for the services agreement with Mr. David Loh for S$511,040.

(4)	Ms. Rhonda Wong engaged the Company to provide curtain cleaning services and paid S$250 (US$184) for the service.

(5)	Ms. Race Wong engaged the Company to provide house cleaning services and paid S$4,770 (US$3,520) for the service.